Earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic and diluted	$ 68,344,527	$ 73,034,549	$ 63,627,551
Denominator:
Weighted average number of shares outstanding, basic	113,482,239	127,129,478	128,704,610
Weighted average number of shares outstanding-diluted	114,100,896	129,140,830	131,605,869
Basic earnings per share	$ 0.60	$ 0.57	$ 0.49
Diluted earnings per share	$ 0.60	$ 0.57	$ 0.48
Employee Stock Option [Member]
Denominator:
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	618,657	1,728,058	1,877,785
Anti-dilutive shares	0	0	180,000
Restricted Stock [Member]
Denominator:
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements		283,294	1,023,474
Anti-dilutive shares	876,400	1,019,128	0